Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,672,860.00
Previously Paid Amount	6,306.77
Total Fee Amount	6,649.13
Total Offset Amount	0.00
Net Fee	$ 342.36
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A